Shareholders' Equity - Summary of Grants under Outstanding Stock Award Plans (Detail)	12 Months Ended
Dec. 31, 2015 shares
Employees [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of shares	7,017,886
Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of shares	21,283
Employees [Member] | 2014 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of shares	34,483
Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards granted, Number of shares	6,962,120
2005 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2005
Options granted and vested	66,000
Options waived at grant	(15,000)
2006 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2006
Options granted and vested	66,000
Options waived at grant	(15,000)
2007 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2007
Options granted and vested	165,000
Options waived at grant	(22,500)
2008 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2008
Options granted and vested	165,000
Options waived at grant	(22,500)
2009 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2009
Options granted and vested	165,000
Options waived at grant	(7,500)
2010 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2010
Options granted and vested	172,500
Options waived at grant	(7,500)
2011 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2011
Options granted and vested	172,500
Options waived at grant	(30,000)
2012 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2012
Options granted and vested	180,000
Options waived at grant	(22,500)
2013 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2013
Options granted and vested	0
Options waived at grant	0
2014 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2014
Options granted and vested	0
Options waived at grant	0
2015 [Member] | Supervisory Board [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Year of grant	2015
Options granted and vested	0
Options waived at grant	0
July 22, 2013 [Member] | Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2013
Awards granted, Number of shares	63,848
July 22, 2013 [Member] | Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2013
Awards granted, Number of shares	5,750,730
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,832,360)
December 18, 2013 [Member] | Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 18, 2013
Awards granted, Number of shares	659,515
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(157,858)
December 27, 2013 [Member] | Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 27, 2013
Awards granted, Number of shares	1,800
July 22, 2014 [Member] | Employees [Member] | 2014 CEO Special Bonus [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2014
Awards granted, Number of shares	34,483
July 22, 2014 [Member] | Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 22, 2014
Awards granted, Number of shares	6,458,435
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(1,939,222)
December 18, 2014 [Member] | Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 18, 2014
Awards granted, Number of shares	500,775
Share based compensation arrangement by share based payment award, Number of shares lost on performance	(31,332)
July 27, 2015 [Member] | Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Jul. 27, 2015
Awards granted, Number of shares	6,591,200
Fifteen December Two Thousand Fifteen [Member] | Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Grant date of Nonvested share	Dec. 15, 2015
Awards granted, Number of shares	370,920